Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Inventories [Abstract]
Schedule Of Inventory [text block]
	December 31,
	2017	2018
	(in thousands)
Finished goods	$10,095,820	9,406,248
Work-in-progress	9,405,677	11,133,846
Raw materials	5,352,826	5,769,010
	$24,854,323	26,309,104